GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.4%
Australia – 3.5%
729,702	Centuria Industrial REIT (REIT) (Industrial)	$ 1,171,938
456,062	Goodman Group (REIT) (Industrial)	3,342,782
677,758	Ingenia Communities Group (REIT) (Residential)	1,355,664

		5,870,384

Belgium – 1.1%
64,035	Warehouses De Pauw CVA (REIT) (Industrial)	1,827,847

Canada – 2.6%
38,741	Allied Properties REIT (REIT) (Office)	1,231,630
58,171	Canadian Apartment Properties REIT (REIT) (Residential)	1,760,465
227,571	Summit Industrial Income REIT (REIT) (Industrial)	1,434,346

		4,426,441

France – 1.5%
18,666	Gecina SA (REIT) (Diversified)	2,456,254

Germany – 5.0%
135,556	alstria office REIT-AG (REIT) (Office)	1,945,360
49,804	Instone Real Estate Group AG (Real Estate Development)*(a)	796,826
114,920	Vonovia SE (Real Estate Operating Companies)	5,716,526

		8,458,712

Hong Kong – 7.2%
757,500	CK Asset Holdings Ltd. (Real Estate Development)	4,109,959
484,900	Link REIT (REIT) (Retail)	4,086,970
169,000	Sun Hung Kai Properties Ltd. (Diversified)	2,209,512
635,600	Swire Properties Ltd. (Real Estate Operating Companies)	1,775,704

		12,182,145

Ireland – 1.2%
253,159	Dalata Hotel Group plc (Hotel)	691,436
1,223,618	Hibernia REIT plc (REIT) (Office)	1,411,592

		2,103,028

Japan – 11.8%
373	Activia Properties, Inc. (REIT) (Diversified)	1,210,788
1,825	Daiwa Securities Living Invest (REIT) (Residential)	1,544,980
1,680	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	1,479,474
3,005	Invincible Investment Corp. (REIT) (Hotel)	677,930
36,400	Kyoritsu Maintenance Co. Ltd. (Hotel)	800,957
323,600	Mitsubishi Estate Co. Ltd. (Diversified)	4,779,296
558	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	2,360,499

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,332	Nippon Prologis REIT, Inc. (REIT) (Industrial)	$ 3,351,432
1,895	Sankei Real Estate, Inc. (REIT) (Office)	1,742,901
76,900	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,877,733

		19,825,990

Norway – 1.0%
136,815	Entra ASA (Real Estate Operating Companies)(a)	1,634,245

Singapore – 3.0%
2,493,500	Ascendas India Trust (REIT) (Real Estate Operating Companies)	2,098,103
885,600	Ascendas REIT (REIT) (Industrial)	1,753,500
1,473,700	Elite Commercial REIT (REIT) (Diversified)*	1,134,899

		4,986,502

Spain – 1.5%
42,397	Aedas Homes SA (Real Estate Development)*(a)	809,830
16,384	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	743,219
133,118	Merlin Properties Socimi SA (REIT) (Diversified)	1,004,594

		2,557,643

Sweden – 1.4%
142,580	Castellum AB (Real Estate Operating Companies)	2,403,962

United Kingdom – 4.7%
103,117	Big Yellow Group plc (REIT) (Specialized)	1,275,765
41,365	Derwent London plc (REIT) (Office)	1,670,955
269,999	Segro plc (REIT) (Industrial)	2,552,404
1,220,874	Tritax EuroBox plc (Diversified)(a)	1,338,560
116,512	UNITE Group plc (The) (REIT) (Residential)	1,162,724

		8,000,408

United States – 48.9%
26,567	Alexandria Real Estate Equities, Inc. (REIT) (Office)	3,641,273
9,088	American Tower Corp. (REIT) (Specialized)	1,978,912
50,004	Americold Realty Trust (REIT) (Industrial)	1,702,136
23,573	AvalonBay Communities, Inc. (REIT) (Residential)	3,469,238
12,015	Boston Properties, Inc. (REIT) (Office)	1,108,143
39,199	Camden Property Trust (REIT) (Residential)	3,106,129
127,109	Columbia Property Trust, Inc. (REIT) (Office)	1,588,863
10,097	CoreSite Realty Corp. (REIT) (Specialized)	1,170,242

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
61,986	Cushman & Wakefield plc (Real Estate Services)*	$ 727,716
36,336	CyrusOne, Inc. (REIT) (Specialized)	2,243,748
5,820	Digital Realty Trust, Inc. (REIT) (Specialized)	808,456
114,062	Duke Realty Corp. (REIT) (Industrial)	3,693,328
8,846	Equinix, Inc. (REIT) (Specialized)	5,524,946
40,367	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,320,295
56,326	Equity Residential (REIT) (Residential)	3,475,878
15,974	Essex Property Trust, Inc. (REIT) (Residential)	3,518,114
26,349	Extra Space Storage, Inc. (REIT) (Specialized)	2,523,180
14,849	Federal Realty Investment Trust (REIT) (Retail)	1,107,884
86,795	Healthcare Realty Trust, Inc. (REIT) (Health Care)	2,424,184
135,833	Healthpeak Properties, Inc. (REIT) (Health Care)	3,239,617
109,069	Host Hotels & Resorts, Inc. (REIT) (Hotel)	1,204,122
81,965	Hudson Pacific Properties, Inc. (REIT) (Office)	2,078,632
131,455	Invitation Homes, Inc. (REIT) (Residential)	2,809,193
24,141	Kilroy Realty Corp. (REIT) (Office)	1,537,782
16,793	Life Storage, Inc. (REIT) (Specialized)	1,587,778
46,872	Pebblebrook Hotel Trust (REIT) (Hotel)	510,436
71,939	Physicians Realty Trust (REIT) (Health Care)	1,002,830
124,772	Prologis, Inc. (REIT) (Industrial)	10,027,926
4,839	Public Storage (REIT) (Specialized)	961,074
29,228	Realty Income Corp. (REIT) (Retail)	1,457,308
32,001	Regency Centers Corp. (REIT) (Retail)	1,229,798
115,422	RLJ Lodging Trust (REIT) (Hotel)	891,058
16,805	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	602,459
28,375	Simon Property Group, Inc. (REIT) (Retail)	1,556,653
73,992	STORE Capital Corp. (REIT) (Diversified)	1,340,735
21,015	Terreno Realty Corp. (REIT) (Industrial)	1,087,526
70,937	Urban Edge Properties (REIT) (Retail)	624,955
44,349	Vornado Realty Trust (REIT) (Office)	1,605,877

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,607	WP Carey, Inc. (REIT) (Diversified)	$ 790,295

		82,278,719

TOTAL COMMON STOCKS (Cost $175,097,095)		$159,012,280

Shares	Dividend Rate	Value

Investment Company(b) – 5.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
9,954,908	0.333%	$ 9,954,908
(Cost $9,954,908)

TOTAL INVESTMENTS – 100.3% (Cost $185,052,003)		$168,967,188

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(548,415)

NET ASSETS – 100.0%		$168,418,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Australia – 6.6%
385,721	Centuria Industrial REIT (REIT)(Industrial)	$ 619,487
240,644	Goodman Group (REIT)(Industrial)	1,763,840
306,911	Ingenia Communities Group (REIT)(Residential)	613,889
399,754	Mirvac Group (REIT)(Diversified)	507,886

		3,505,102

Belgium – 1.5%
27,732	Warehouses De Pauw CVA (REIT)(Industrial)	791,596

Canada – 6.1%
32,680	Allied Properties REIT (REIT)(Office)	1,038,942
41,291	Canadian Apartment Properties REIT (REIT)(Residential)	1,249,615
150,236	Summit Industrial Income REIT (REIT)(Industrial)	946,915

		3,235,472

France – 4.2%
13,067	Gecina SA (REIT)(Diversified)	1,719,483
15,209	Klepierre SA (REIT)(Retail)	289,907
4,443	Unibail-Rodamco-Westfield (REIT)(Retail)	254,702

		2,264,092

Germany – 11.3%
52,319	alstria office REIT-AG (REIT)(Office)	750,828
15,817	Instone Real Estate Group AG (Real Estate Development)*(a)	253,060
100,925	Vonovia SE (Real Estate Operating Companies)	5,020,366

		6,024,254

Hong Kong – 15.4%
493,500	CK Asset Holdings Ltd. (Real Estate Development)	2,677,578
282,100	Link REIT (REIT)(Retail)	2,377,674
192,475	Sun Hung Kai Properties Ltd. (Diversified)	2,516,425
249,200	Swire Properties Ltd. (Real Estate Operating Companies)	696,201

		8,267,878

Ireland – 1.4%
82,671	Dalata Hotel Group plc (Hotel)	225,794
444,759	Hibernia REIT plc (REIT)(Office)	513,083

		738,877

Japan – 26.1%
326	Activia Properties, Inc. (REIT)(Diversified)	1,058,223
889	Daiwa Securities Living Invest (REIT)(Residential)	752,596
529	ESCON Japan REIT Investment Corp. (REIT)(Diversified)	465,858
1,066	GLP J-REIT (REIT)(Industrial)	1,208,786
1,901	Invincible Investment Corp. (REIT)(Hotel)	428,867
14,600	Kyoritsu Maintenance Co. Ltd. (Hotel)	321,263
215,400	Mitsubishi Estate Co. Ltd. (Diversified)	3,181,274
72,200	Mitsui Fudosan Co. Ltd. (Diversified)	1,250,122
217	Mitsui Fudosan Logistics Park, Inc. (REIT)(Industrial)	917,972
596	Nippon Prologis REIT, Inc. (REIT)(Industrial)	1,499,590
1,216	Sankei Real Estate, Inc. (REIT)(Office)	1,118,400
73,200	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,787,386

		13,990,337

Shares	Description	Value

Common Stocks – (continued)
Norway – 1.5%
69,131	Entra ASA (Real Estate Operating Companies)(a)	$ 825,765

Singapore – 5.0%
1,164,000	Ascendas India Trust (REIT)(Real Estate Operating Companies)	979,423
511,700	Ascendas REIT (REIT)(Industrial)	1,013,173
107,300	CapitaLand Ltd. (Diversified)	215,022
613,800	Elite Commercial REIT (REIT)(Diversified)*	472,688

		2,680,306

Spain – 2.0%
16,164	Aedas Homes SA (Real Estate Development)*(a)	308,750
5,576	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	252,941
69,385	Merlin Properties Socimi SA (REIT)(Diversified)	523,624

		1,085,315

Sweden – 2.6%
82,142	Castellum AB (Real Estate Operating Companies)	1,384,951

Switzerland – 2.9%
12,411	PSP Swiss Property AG (Registered)(Real Estate Operating Companies)	1,551,986

United Kingdom – 11.6%
82,537	Big Yellow Group plc (REIT)(Specialized)	1,021,149
37,206	Derwent London plc (REIT)(Office)	1,502,951
161,693	Segro plc (REIT)(Industrial)	1,528,546
269,907	Tritax Big Box REIT plc (REIT)(Industrial)	375,720
580,758	Tritax EuroBox plc (Diversified)(a)	636,740
115,952	UNITE Group plc (The) (REIT)(Residential)	1,157,135

		6,222,241

TOTAL INVESTMENTS – 98.2% (Cost $62,744,899)	$52,568,172

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%	969,253

NET ASSETS – 100.0%	$53,537,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Diversified – 1.5%
37,593	STORE Capital Corp. (REIT)	$ 681,185
17,946	WP Carey, Inc. (REIT)	1,042,304

		1,723,489

Health Care – 7.6%
87,234	Healthcare Realty Trust, Inc. (REIT)	2,436,446
163,411	Healthpeak Properties, Inc. (REIT)	3,897,352
38,619	Physicians Realty Trust (REIT)	538,349
39,158	Welltower, Inc. (REIT)	1,792,653

		8,664,800

Hotel – 3.8%
201,695	Host Hotels & Resorts, Inc. (REIT)	2,226,713
134,598	RLJ Lodging Trust (REIT)	1,039,096
28,376	Ryman Hospitality Properties, Inc. (REIT)	1,017,280

		4,283,089

Industrial – 18.6%
50,446	Americold Realty Trust (REIT)	1,717,182
150,448	Duke Realty Corp. (REIT)	4,871,506
168,502	Prologis, Inc. (REIT)	13,542,506
19,485	Terreno Realty Corp. (REIT)	1,008,349

		21,139,543

Office – 13.7%
37,550	Alexandria Real Estate Equities, Inc. (REIT)	5,146,603
20,097	Boston Properties, Inc. (REIT)	1,853,546
125,556	Columbia Property Trust, Inc. (REIT)	1,569,450
119,208	Hudson Pacific Properties, Inc. (REIT)	3,023,115
32,613	Kilroy Realty Corp. (REIT)	2,077,448
56,382	Vornado Realty Trust (REIT)	2,041,592

		15,711,754

Residential – 20.9%
26,611	AvalonBay Communities, Inc. (REIT)	3,916,341
37,247	Camden Property Trust (REIT)	2,951,452
60,664	Equity LifeStyle Properties, Inc. (REIT)	3,486,967
69,788	Equity Residential (REIT)	4,306,617
19,991	Essex Property Trust, Inc. (REIT)	4,402,818
70,043	Invitation Homes, Inc. (REIT)	1,496,819
25,371	Sun Communities, Inc. (REIT)	3,167,569

		23,728,583

Retail – 5.4%
18,346	Federal Realty Investment Trust (REIT)	1,368,795
45,925	Regency Centers Corp. (REIT)	1,764,898
41,052	Simon Property Group, Inc. (REIT)	2,252,113
84,845	Urban Edge Properties (REIT)	747,484

		6,133,290

Specialized – 27.6%
10,553	American Tower Corp. (REIT)	2,297,916

Shares	Description	Value

Common Stocks – (continued)
Specialized – (continued)
9,739	CoreSite Realty Corp. (REIT)	$ 1,128,750
45,188	CyrusOne, Inc. (REIT)	2,790,359
20,947	Digital Realty Trust, Inc. (REIT)	2,909,748
22,542	Equinix, Inc. (REIT)	14,079,057
39,306	Extra Space Storage, Inc. (REIT)	3,763,942
20,987	Life Storage, Inc. (REIT)	1,984,321
13,590	Public Storage (REIT)	2,699,110

		31,653,203

TOTAL COMMON STOCKS (Cost $99,829,927)		$113,037,751

Shares	Distribution Rate	Value

Investment Company(a) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
786,664	0.333%	786,664
(Cost $786,664)

TOTAL INVESTMENTS – 99.8% (Cost $100,616,591)		$113,824,415

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		176,692

NET ASSETS – 100.0%		$114,001,107

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management,

L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2020:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,134,899	$35,859,738	$—
Australia and Oceania	—	5,870,384	—
Europe	—	29,442,099	—
North America	86,705,160	—	—
Investment Company	9,954,908	—	—

Total	$97,794,967	$71,172,221	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$472,688	$24,465,833	$—
Australia and Oceania	—	3,505,102	—
Europe	—	20,889,077	—
North America	3,235,472	—	—

Total	$3,708,160	$48,860,012	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$113,037,751	$—	$—
Investment Company	786,664	—	—

Total	$113,824,415	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Real Estate Securities Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the International Real Estate Securities Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.